UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011.

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    Wynnefield Capital Management, L.L.C.

      Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

      Form 13F File Number: 28-7006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:    Joshua H. Landes
      Title:   Managing Member
      Phone:   (212) 760-0814

Signature, Place and Date of Signing:

      /s/ Joshua H. Landes            New York, NY             August 14, 2011

Report Type (Check one only):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Wynnefield Capital Management, L.L.C.

Report Summary:

      Number of Other Included Managers:                   0
      Form 13F Information Table Entry Total:             55
      Form 13F Information Table Value Total:       $271,695

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 06/30/2011

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                                            Title of                    Value                          Investment       Sole Voting
Name of Issuer                              Class        Cusip          (x$1000)      Shares           Discretion       Authority
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED PHOTONIX INC-CL A                  RSTD         00754E107      14,634        2,075,750        Sole               2,075,750
ALEXCO RESOURCE CORP                        COMM         01535P106         151           20,875        Sole                  20,875
AMERICAN INDEPENDENCE CORP                  COMM         026760405          73           12,600        Sole                  12,600
API TECHNOLOGIES CORP                       COMM         00187E203       2,362        2,520,000        Sole                 335,000
BREEZE-EASTERN CORP                         COMM         106764103      15,074        2,117,911        Sole               1,347,068
CAGLES INC-CLASS A                          COMM         127703106         999          244,807        Sole                 244,807
CDC SOFTWARE CORP-ADR                       ADRS         12507Y108       1,854          359,984        Sole                 359,984
COLONIAL FINANCIAL SERVICES INC             COMM         19566B101         161           12,628        Sole                  12,628
CORE-MARK HOLDING CO INC                    COMM         218681104      25,395          716,752        Sole                 711,342
CROWN CRAFTS INC                            COMM         228309100       7,622        1,573,573        Sole               1,571,563
DIREXION SMALL CAP BEAR 3X                  ETF          25459W110      19,275          555,800        Sole                 555,800
EASYLINK SERVICES INTL-CL A                 COMM         277858106      14,680        2,543,726        Sole               2,513,716
FEDERAL SIGNAL CORP                         COMM         313855108       2,061          314,200        Sole                 314,200
GLOBAL POWER EQUIPMENT GROUP INC            COMM         37941P306      11,934          458,121        Sole                 450,000
HALOZYME THERAPEUTICS INC                   COMM         40637H109         163           23,600        Sole                  23,600
HANDY & HARMAN LTD                          COMM         410315105       5,808          426,292        Sole                 377,390
HECKMANN CORP                               COMM         422680108       2,449          430,400        Sole                 405,400
HECKMANN CORP                               WRNT         422680108          10            1,700        Sole                   1,700
ICON PLC - SPONSORED ADR                    ADRS         45103T107      11,738          508,200        Sole                 498,200
INDEPENDENCE HOLDING CO                     COMM         453440307         121           11,600        Sole                  11,600
INTEGRAL SYSTEMS INC/MD                     COMM         45810H107       5,514          453,113        Sole                 453,113
KID BRANDS INC                              COMM         49375T100         261           50,503        Sole                  50,503
KINDRED HEALTHCARE INC                      COMM         494580103       1,396           75,000        Sole                  65,000
LANDEC CORP                                 COMM         514766104      12,930        2,012,714        Sole               1,959,153
MOUNTAIN PROVINCE DIAMONDS                  COMM         62426E402         559          102,485        Sole                 102,485
MVC CAPITAL INC                             COMM         553829102      19,184        1,478,053        Sole               1,450,053
NATURES SUNSHINE PRODS INC                  COMM         639027101      21,726        1,160,211        Sole               1,115,300
NEUTRAL TANDEM INC                          COMM         64128B108       2,700          170,000        Sole                 155,000
NEVADA GOLD & CASINOS INC                   COMM         64126Q206         824          624,388        Sole                 615,188
NOBEL LEARNING COMMUNITIES                  COMM         654889104      11,940        1,050,659        Sole               1,033,749
OVERHILL FARMS INC                          COMM         690212105         300           55,701        Sole                  53,701
PEOPLES FEDERAL BANCSHARES I                COMM         711037101         141           10,000        Sole                  10,000
PETROHAWK ENERGY CORP                       COMM         716495106       2,467          100,000        Sole                 100,000
PHC INC-CL A (MASS)                         COMM         693315103       1,023          330,000        Sole                 310,000
PHYSICIANS FORMULA HOLDINGS                 COMM         719427106       1,603          480,700        Sole                 400,700
PILGRIM'S PRIDE CORP                        COMM         72147K108         135           25,000        Sole                  25,000
PLATINUM GROUP METALS LTD                   COMM         72765Q205          88           50,000        Sole                  50,000
PROSHARES ULTRA GOLD                        ETF          74347W601       6,142           80,000        Sole                  80,000
PROVIDENT FINANCIAL HLDGS                   COMM         743868101          80           10,000        Sole                  10,000
ROTECH HEALTHCARE INC                       COMM         778669101       7,754        1,692,427        Sole               1,667,427
SMTC CORPORATION                            COMM         832682207         537          500,000        Sole                 264,635
SUMMER INFANT INC                           COMM         865646103      11,518        1,458,524        Sole               1,418,514
SUN HEALTHCARE GROUP INC NEW                COMM         86677E100       1,684          210,000        Sole                 210,000
TEAMSTAFF INC                               COMM         87815U303       1,023        1,347,925        Sole               1,033,319
TELOS CORP MD 12% PFD                       PREF         87969B200       7,967          373,500        Sole                 373,500
TRANSWORLD CORPORATION                      COMM         89336R207       2,321        1,483,538        Sole               1,160,538
U S ENERGY CORP - WYOMING                   COMM         911805109         107           25,000        Sole                  25,000
ULTRAPETROL (BAHAMAS) LTD                   COMM         P94398107         494          100,000        Sole                 100,000
ULTRASHORT LEHMAN 20+ YEAR                  ETF          74347R297       1,805           52,300        Sole                  52,300
UNIGENE LABORATORIES INC                    COMM         904753100       6,139        5,791,454        Sole               5,791,444
US NATURAL GAS FUND LP                      ETF          912318110         110           10,000        Sole                  10,000
VISHAY PRECISION GROUP INC                  COMM         92835K103         169           10,000        Sole                  10,000
VITACOST.COM INC                            COMM         92847A200       2,952          610,000        Sole                 610,000
WESTMORELAND COAL CO                        COMM         960878106       1,420           80,000        Sole                  80,000
WINTHROP REALTY TRUST                       REIT         976391300         119           10,000        Sole                  10,000